                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                  811-07925

                     (Investment Company Act File Number)

                                Wesmark Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                (412) 288-1900
                       (Registrant's Telephone Number)

                           Todd P. Zerega, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 1/31/06

             Date of Reporting Period: Fiscal year ended 1/31/06
                                       -------------------------

Item 1.     Reports to Stockholders

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED ANNUAL REPORT

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

DATED JANUARY 31, 2006

[Logo of WesMark]

[Logo of WesMark Funds]

Family of Funds

COMBINED ANNUAL REPORT

[Logo of WesBanco]

Investment Department

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip	951025501
Cusip	951025204
Cusip	951025303
Cusip	951025402
Cusip	951025105

Edgewood Services, Inc., Distributor

G02160-05 (3/06)

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WESMARK SMALL COMPANY GROWTH FUND

The WesMark Small Company Growth Fund's total return, at net asset value, for the one-year reporting period ended January 31, 2006 was 24.62%. The Lipper Small Cap Growth Fund's Average (LSCGFA) return for the same period was 19.34%, and the Russell 2000 Index (RU2000) return was 18.89%.1 The Energy sector accounted for a large part of the Fund's relative outperformance for the fiscal year. This sector provided a return of 98.4% for the reporting period. The Fund's holdings in the Energy sector were reduced in size late in the fiscal year and represented approximately 7.3% of the portfolio at fiscal year end. The Fund's holdings in the Materials, Consumer Discretionary, and Health Care sectors also contributed to the Fund's positive results for the year. The return for the Fund's holdings in the Consumer Discretionary sector was 23.9%, the return for Materials was 32.7%, and the return for Health Care was 21.8%. Lastly, the Fund's holdings in the Industrials and Technology sectors negatively impacted the Fund's performance as both sectors had negative returns for the fiscal year.

The Fund's largest sectors at year end were Industrials at 23.3%, Technology at 18.5%, and Materials at 8.8%. The strong performance of the Fund's Energy sector holdings was primarily attributable to its focus on energy services. The Fund's positive return in the Materials sector was primarily attributable to its holdings in the coal industry. The Fund's return in the Consumer Discretionary sector was primarily due its holdings in retailing and lodging stocks. The return in the Health Care sector was primarily due to positive results in biotechnology stocks.

Strong economic growth during 2005 created the opportunity for a continued positive trend for corporate profits. Smaller capitalization companies generally outperformed total corporate profit growth.2 Energy demand growth resulted in rising crude oil and natural gas prices throughout the fiscal year.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 Lipper figure returns represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the respective categories indicated. The RU2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and, unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or average.

2 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

WESMARK SMALL COMPANY GROWTH FUND

Growth of $10,000 invested in WesMark Small Company Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Small Company Growth Fund** (the "Fund") from January 31, 1996 to January 31, 2006, compared to the Russell 2000 Index ("Russell 2000"),*** Standard and Poor's 600 Small Cap Index (S&P 600),*** and the Lipper Small Cap Growth Funds Average ("LSCGFA").†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2006

1 Year	24.62%
5 Years	(0.40)%
10 Years	10.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The Russell 2000, S&P 600 and the LSCGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

** The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/1996 to 8/8/2000, when the Fund first commenced operation, as adjusted to reflect the Fund's expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The Russell 2000 and S&P 600 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The S&P 600 is an unmanaged capitalization-weighted index representing all major industries in the small capitalization range of the U.S. stock market. The indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

† Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WESMARK GROWTH FUND

The total return, at net asset value, for the WesMark Growth Fund for the one-year reporting period ended January 31, 2006 was 12.01%. The return for the Standard & Poor's 500 Index (S&P 500) during the same period was 10.39%, while the return for the Lipper Large Cap Core Index (LLCC) was 11.19%.1 The Fund outperformed both the S&P 500 and the LLCC primarily due to its weighting and stock selection in the Energy and Technology sectors. The Fund's holdings in Energy stocks provided a return of 62.8%, while Technology stocks returned 19.0%. At fiscal year end, the Technology sector represented 17.0% and Energy stocks represented 14.8% of the Fund's total portfolio. Both sectors were reduced in size during the fourth quarter of the fiscal year.

The Fund's holdings in the Consumer Discretionary and Telecommunications sectors were the weakest during the reporting period. The Fund's holdings in the Consumer Discretionary sector, and Telecommunications sector both had negative returns. At fiscal year end, Consumer Discretionary stocks represented 13.8% and Telecommunications stocks 3.8% of the portfolio.

The Fund's holdings in the Financials and Materials sectors had moderate weightings and provided returns that outperformed the S&P 500. The return for Fund holdings in the Financials sector was 13.3%; and the return for Materials sector returning 27.2%.

Strong economic growth during 2005 created the opportunity for a continued positive trend for corporate profits. Technology spending increases outpaced the growth in the Gross Domestic Product (GDP). Energy demand growth resulted in rising crude oil and natural gas prices throughout the year. The portfolio return was increased by the significant investments in these sectors of the market.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LLCC is an average of funds with similar investment objectives. Lipper figure returns represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the respective categories indicated. Indexes are unmanaged and, unlike the Fund are not affected by cash flows. It is not possible to invest directly in an index or average.

WESMARK GROWTH FUND

Growth of $10,000 invested in WesMark Growth Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Growth Fund (the "Fund") from April 14, 1997 (start of performance) to January 31, 2006, compared to the Standard and Poor's 500 Index ("S&P 500")** and the Lipper Large Cap Core Index (LLCC).†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2006

1 Year	12.01%
5 Years	(0.53)%
Start of Performance (4/14/97)	10.05%
Start of Performance (4/14/97) (cumulative)	132.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCC have been adjusted to reflect reinvestment of dividends on securities in the indexes.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

† Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WESMARK BALANCED FUND

The WesMark Balanced Fund achieved a total return of 8.11%, based on net asset value for the twelve-month reporting period ending January 31, 2006. This compares to a return of 8.60% for the Lipper Balanced Fund Average (LBFA).1 The Fund's relative performance to the LBFA improved significantly from the previous fiscal period ending January 31, 2005.

The asset allocation of the portfolio at fiscal year-end was 3.67% cash equivalents, 33.87% fixed income securities including bonds, notes and preferred stock, and 62.20% equity securities. The equity weighting was reduced from its previous fiscal year-end level of 66.79%. Both cash equivalents and fixed income allocations were increased.

The equity returns were driven by an over-weighted position in the energy sector, which represented 13.5% of the total portfolio, and the Financials sector, which ended the year at 11.1% of the portfolio. Strength in the Energy sector was driven by higher product prices in all areas including crude oil, heating oil, natural gas and gasoline. Financials were led by brokerage and asset management companies. In addition to the over weighted position in Financials, stock selection within the sector provided a positive contribution to the Financial sector's relative strong performance within the portfolio. The Fund was negatively impacted by holdings in the Consumer Discretionary sector, which felt the impact of concerns that higher interest rates and energy prices would result in a slowing of consumer discretionary spending. With the equity portion of its portfolio the Fund focused primarily on large capitalization growth and value stocks.

The Fund maintained its short duration structure within the fixed income portion of its portfolio ending the fiscal year with a modified duration of 4.3 years.2 The Fund maintained a high quality portfolio with only two securities, representing 2.77% of the total portfolio, having a rating below investment grade. The Fund's exposure to corporate bonds was reduced during the fiscal year while the Fund increased its holdings in both mortgage pools and Collateralized Mortgage Obligations (CMOs).

The policy of the Federal Reserve to "normalize" interest rates during the fiscal year resulted in steady increases in short-term interest rates, which was not matched by long-term interest rates. The rate of return for the Fund's fixed income holdings was impacted negatively by the relatively short duration of those holdings as short and intermediate-term bonds underperformed long-term bonds.3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 Lipper figure returns represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the respective categories indicated.

2 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

WESMARK BALANCED FUND

Growth of $10,000 invested in WesMark Balanced Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Balanced Fund (the "Fund")** from January 31, 1996 to January 31, 2006, compared to the Standard and Poor's 500 Index ("S&P 500"),*** the Lehman Brothers Government/Credit Total Index ("LBGCT")*** and the Lipper Balanced Funds Average ("LBFA").†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2006

1 Year	8.11%
5 Years	(0.97)%
10 Years	5.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the LBGCT and the LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

** The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/96 to 4/20/98 when the Fund first commenced operation, as adjusted to reflect the Fund's expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The S&P 500 and LBGCT are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBGCT is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. The indexes are unmanaged and unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

† Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WESMARK BOND FUND

The WesMark Bond Fund's total return, at net asset value, for the fiscal year ended January 31, 2006 was 0.98%, somewhat lower than the return for the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) of 1.37%.1 At fiscal year end, the duration2 for the Fund was 3.0 years which was unchanged from the prior year. The annual dividend was $0.333 compared to $0.335 last year.

The weighted average rating of the Fund's holdings remained the highest at AAA. There was only one security with a rating below BAA and that security represented only 0.23% of the total portfolio.3 During the reporting period, holdings in corporate bonds were reduced significantly from 29.9% at the end of the previous fiscal year to 6.4% at fiscal year end. Holdings in federal agency mortgage securities, including both mortgage pools and Collateralized Mortgage Obligations (CMOs), were increased from 38.2% at the end of the previous fiscal year to 66.3% during the fiscal year. Holdings in federal agency notes were reduced from 22.5% at the end of the previous fiscal year to 10.9% during the fiscal year. The increased allocation in mortgage pools and CMOs holdings was undertaken to position the portfolio to benefit if the yield spread4 between mortgage securities and Treasury securities of similar duration should continue to narrow. Corporate bond holdings were also reduced because the Adviser believes that since their yield spreads have narrowed, there is less reward for accepting lower credit standards.

The policy of the Federal Reserve to "normalize" interest rates resulted in steady increases in short-term interest rates during the reporting period, which was not matched by long-term interest rates. The rate of return for the Fund was impacted by the relatively short duration as short-term and intermediate-term bonds underperformed long-term bonds.5

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 The LBIGCI is an unmanaged market value weighted performance index for government and corporate fixed-rate debt issues with maturities between one and ten years.

2 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

4 Yield is a measure of the net income - dividends and interest less expenses - earned by the securities in a fund's portfolio during a specified period.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

WESMARK BOND FUND

Growth of $10,000 invested in WesMark Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark Bond Fund (the "Fund") from April 20, 1998 (start of performance) to January 31, 2006 compared to the Lehman Brothers Intermediate Government/Credit Index ("LBIGCI"),** the Lipper Intermediate Government Funds Average ("LIGFA"),*** and the Lipper Intermediate Investment Grade Debt Funds Average ("LIIGDFA").***

AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED JANUARY 31, 2006

1 Year	0.98%
5 Years	3.60%
Start of Performance (4/20/98)	4.27%
Start of Performance (4/20/98) (cumulative)	38.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIGCI, LIGFA and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and averages.

** The LBIGCI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

The total return for the WesMark West Virginia Municipal Bond Fund was 1.30% based on net asset value for the one-year reporting period ending January 31, 2006. The Lehman Brothers 5-Year G.O. Bond Index (LB5GO)1 return for the same period was 1.34%. The return for the Fund was slightly higher than the LB5GO primarily because the duration2 of the Fund was slightly longer. The duration of the Fund was 5.1 years compared to 4.1 years at the beginning of the year. The dividend for the year was $0.32 compared to $0.31 the prior year. Approximately ninety-seven percent of the dividend was exempt from federal and state income tax for West Virginia residents. No bonds in the portfolio were designated as subject to alternative minimum tax.4

The duration of the portfolio was increased during the year in order to improve the yield3. The fourth quarter dividend was the highest for the fiscal year due to portfolio changes designed to improve the cash flow. The portfolio holding's weighted average credit rating remained AAA.5

The policy of the Federal Reserve to "normalize" interest rates resulted in steady increases in short term interest rates during the reporting period, which was not matched by long term interest rates. The total return for intermediate term bonds was less than either short term bonds or long term bonds. Short term bonds were supported by the limited maturity, while long term AAA municipal bonds ended the fiscal year at slightly lower yield than the beginning of the year.6 The fund was negatively impacted by the term structure of the portfolio holdings which had a duration of 5.1 years at year end.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.wesmarkfunds.com or call 1-800-864-1013.

1 The LB5GO is an unmanaged market index which measures total return performance for the municipal bond market on municipal bonds with maturities of five years.

2 Duration measures a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 Yield is a measure of the net income - dividends and interest less expenses - earned by the securities in a fund's portfolio during a specified period.

4 In the future, income may be subject to the federal alternative minimum tax.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

6 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

Growth of $10,000 invested in WesMark West Virginia Municipal Bond Fund

The graph below illustrates the hypothetical investment of $10,000* in the WesMark West Virginia Municipal Bond Fund (the "Fund")** from January 31, 1996 to January 31, 2006, compared to the Lehman Brothers 5 Year G.O. Bond Index ("LB5GO")*** and the Lipper Intermediate Municipal Debt Funds Average ("LIMDFA").†

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED JANUARY 31, 2006

1 Year	1.30%
5 Years	3.85%
10 Years	4.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns call 1-800-864-1013. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5GO and the LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 1/31/96 to 4/14/1997, when the Fund first commenced operation, as adjusted to reflect the Fund's expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

† Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SHAREHOLDER EXPENSE EXAMPLE

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2005

		Ending Account Value January 31, 2006

			Expenses Paid During Period[1]

Actual
Wesmark Small Company Growth Fund	$1,000	$1,127.00	$8.26
Wesmark Growth Fund	$1,000	$1,048.00	$6.61
Wesmark Balanced Fund	$1,000	$1,043.90	$7.62
Wesmark Bond Fund	$1,000	$1,005.70	$5.66
Wesmark West Virginia Municipal Bond Fund	$1,000	$1,008.10	$5.77
Hypothetical (assuming a 5% return before expenses)
Wesmark Small Company Growth Fund	$1,000	$1,017.44	$7.83
Wesmark Growth Fund	$1,000	$1,018.75	$6.51
Wesmark Balanced Fund	$1,000	$1,017.74	$7.53
Wesmark Bond Fund	$1,000	$1,019.56	$5.70
Wesmark West Virginia Municipal Bond Fund	$1,000	$1,019.46	$5.80

(1) Expenses are equal to a Funds' annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Wesmark Small Company Growth Fund	1.54%
Wesmark Growth Fund	1.28%
Wesmark Balanced Fund	1.48%
Wesmark Bond Fund	1.12%
Wesmark West Virginia Municipal Bond Fund	1.14%

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2006 (unaudited)

At January 31, 2006, the fund's industry composition(1) was as follows:

Industry	Percentage of Total Net Assets

Aerospace/Defense	8.5%
Oil & Gas Drilling	5.1%
Semiconductor Equipment & Materials	5.0%
Regional--Pacific Banks	4.9%
Biomedical	3.8%
Chemicals--Diversified	3.6%
Drug Manufacturers--Other	3.4%
Retail--Apparel & Shoes	3.3%
Diversified Operations	3.1%
Electronic Components--Semiconductor	2.7%
Auto/Truck--Orig.	2.3%
Semiconductor--Broad Line	2.2%
Transportation--Air Freight	2.2%
Machinery--General	1.9%
Telecommunications Equipment	1.9%
Transportation--Rail	1.7%
Biotechnology	1.6%
Tools--Hand Held	1.6%
Medical Appliances & Equipment	1.5%
Oil Field--Machinery & Equipment	1.5%
Coal	1.4%
Engineering Services	1.4%
Processing Systems & Products	1.4%
Waste Management	1.4%
Electronic Components--Miscellaneous	1.1%
Research Services	1.1%
Computer Software	1.0%
Diversified Electronics	1.0%
Building--Cement	0.9%
Finance--Investment Management	0.9%
Paper Products	0.9%
Communication Equipment	0.8%
Medical--Generic Drug	0.8%
Retail--Convenience Store	0.8%
Steel--Specialty	0.8%
Leisure & Recreation	0.6%
Medical--Nursing Homes	0.6%
Oil Field Services	0.6%
Retail--Restaurants	0.6%
Semiconductor--Integrated Circuits	0.6%
Building--Heavy Construction	0.5%
Banks--Major Regional	0.4%
Computer--Networks	0.4%
Electronics--Military	0.4%
Machinery--Electrical	0.3%
Scientific & Technical Instruments	0.3%

TOTAL INDUSTRY	82.8%

Commercial Paper(2)	16.6%

Cash Equivalents(3)	1.5%

Other Assets and Liabilities--Net(4)	(0.9)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund's adviser.

(2) See the Fund's Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents includes investments in money market mutual funds and/or in overnight repurchase agreements.

(4) See Statement of Assets and Liabilities.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2006
Shares			Value

COMMON STOCKS--82.8%
		AEROSPACE/DEFENSE--8.5%
7,000		Curtiss Wright Corp.	$415,380
20,000		DRS Technologies, Inc.	993,800
22,500	(1)	Innovative Solutions and Support, Inc.	321,975
15,000	(1)	MOOG, Inc., Class A	502,650
7,000		Precision Castparts Corp.	349,650

		TOTAL	2,583,455

		AUTO/TRUCK--ORIG.--2.3%
14,000		OshKosh Truck Corp.	690,340

		BANKS--MAJOR REGIONAL--0.4%
2,000		Cullen Frost Bankers, Inc.	107,480

		BIOMEDICAL--3.8%
6,000	(1)	Cephalon, Inc.	425,340
25,000	(1)	PDL BioPharma, Inc.	728,750

		TOTAL	1,154,090

		BIOTECHNOLOGY--1.6%
17,000	(1)	Martek Biosciences Corp.	489,600

		BUILDING--CEMENT--0.9%
5,000		Florida Rock Industries, Inc.	270,300

		BUILDING--HEAVY CONSTRUCTION--0.5%
2,000	(1)	Jacobs Engineering Group, Inc.	166,740

		CHEMICALS--DIVERSIFIED--3.6%
8,000		Nova Chemicals Corp.	276,240
40,000		Olin Corp.	820,000

		TOTAL	1,096,240

		COAL--1.4%
5,000		Arch Coal, Inc.	433,600

		COMMUNICATION EQUIPMENT--0.8%
20,000	(1)	Arris Group, Inc.	235,200

		COMPUTER SOFTWARE--1.0%
18,000		Blackbaud, Inc.	309,420

COMMON STOCKS--(Continued)
		COMPUTER--NETWORKS--0.4%
10,000	(1)	Ixia	$126,000

		DIVERSIFIED ELECTRONICS--1.0%
13,000	(1)	FEI Co.	300,040

		DIVERSIFIED OPERATIONS--3.1%
14,000		Manitowoc, Inc.	931,000

		DRUG MANUFACTURERS--OTHER--3.4%
7,000	(1)	Amylin Pharmaceuticals, Inc.	296,800
15,000	(1)	AtheroGenics, Inc.	266,250
12,000	(1)	Chattem, Inc.	480,600

		TOTAL	1,043,650

		ELECTRONIC COMPONENTS--MISCELLANEOUS--1.1%
80,000	(1)	Sanmina-SCI Corp.	336,800

		ELECTRONIC COMPONENTS--SEMICONDUCTOR--2.7%
35,000	(1)	Fairchild Semiconductor International, Inc., Class A	698,250
5,000	(1)	Omnivision Technologies, Inc.	126,150

		TOTAL	824,400

		ELECTRONICS--MILITARY--0.4%
5,000	(1)	FLIR Systems, Inc.	118,500

		ENGINEERING SERVICES--1.4%
16,000	(1)	Baker Michael Corp.	428,800

		FINANCE--INVESTMENT MANAGEMENT--0.9%
10,000		Eaton Vance Corp.	288,200

		LEISURE & RECREATION--0.6%
5,000		Brunswick Corp.	187,950

		MACHINERY--ELECTRICAL--0.3%
15,000	(1)	Plug Power, Inc.	89,250

		MACHINERY--GENERAL--1.9%
15,500		Gorman Rupp Co.	336,350
5,000		IDEX Corp.	230,000

		TOTAL	566,350

		MEDICAL APPLIANCES & EQUIPMENT--1.5%
10,000	(1)	Arthrocare Corp.	447,900
COMMON STOCKS--(Continued)
		MEDICAL--GENERIC DRUG--0.8%
12,000		Mylan Laboratories, Inc.	$236,400

		MEDICAL--NURSING HOMES--0.6%
5,000		Manor Care, Inc.	195,500

		OIL & GAS DRILLING--5.1%
7,000		ENSCO International, Inc.	357,840
45,000	(1)	Parker Drilling Co.	539,100
15,000		Rowan Cos., Inc.	672,450

		TOTAL	1,569,390

		OIL FIELD SERVICES--0.6%
5,000	(1)	Pride International, Inc.	176,550

		OIL FIELD--MACHINERY & EQUIPMENT--1.5%
9,000	(1)	FMC Technologies, Inc.	466,380

		PAPER PRODUCTS--0.9%
10,000		Bowater, Inc.	273,400

		PROCESSING SYSTEMS & PRODUCTS--1.4%
40,000	(1)	Avaya, Inc.	422,000

		REGIONAL--PACIFIC BANKS--4.9%
17,000		Bank of Hawaii Corp.	887,570
12,000	(1)	SVB Financial Group	593,760

		TOTAL	1,481,330

		RESEARCH SERVICES--1.1%
12,000	(1)	Symyx Technologies, Inc.	331,920

		RETAIL--APPAREL & SHOES--3.3%
3,000	(1)	AnnTaylor Stores Corp.	99,960
15,000	(1)	Children's Place Retail Stores, Inc.	656,850
5,000		Ross Stores, Inc.	142,500
4,000	(1)	Urban Outfitters, Inc.	109,240

		TOTAL	1,008,550

		RETAIL--CONVENIENCE STORE--0.8%
10,000		Casey's General Stores, Inc.	254,500

		RETAIL--RESTAURANTS--0.6%
5,000	(1)	Cheesecake Factory, Inc.	184,250

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		SCIENTIFIC & TECHNICAL INSTRUMENTS--0.3%
2,000	(1)	Affymetrix, Inc.	$76,360

		SEMICONDUCTOR--BROAD LINE--2.2%
40,000	(1)	Cypress Semiconductor Corp.	677,200

		SEMICONDUCTOR--INTEGRATED CIRCUITS--0.6%
25,000	(1)	RF Micro Devices, Inc.	182,000

		SEMICONDUCTOR EQUIPMENT & MATERIALS--5.0%
20,000	(1)	Ade Corp.	650,600
45,000	(1)	Ultratech Stepper, Inc.	864,000

		TOTAL	1,514,600

		STEEL--SPECIALTY--0.8%
5,000		Allegheny Technologies, Inc.	259,250

		TELECOMMUNICATIONS EQUIPMENT--1.9%
20,000	(1)	DSP Group, Inc.	587,000

		TOOLS--HAND HELD--1.6%
10,000		Stanley Works	490,400

		TRANSPORTATION--AIR FREIGHT--2.2%
7,000	(1)	ABX Air, Inc.	49,210
12,000		Alexander and Baldwin, Inc.	630,840

		TOTAL	680,050

		TRANSPORTATION--RAIL--1.7%
15,000		Greenbrier Cos., Inc.	531,750

		WASTE MANAGEMENT--1.4%

12,000	(1)	Waste Connections, Inc.	419,280

TOTAL COMMON STOCKS (identified cost $21,651,910)			25,243,365

(2)COMMERCIAL PAPER--16.6%
		ASSET-BACKED--7.5%
$1,300,000	(3)	Dollar Thrifty Funding Corp. CPEXT, 4.48%, 2/23/2006	1,296,489
1,000,000	(4)	Market Street Funding Corp. CPABS4-2, 4.44%, 2/14/2006	998,418

		TOTAL	2,294,907

Principal Amount or Shares			Value
(2)COMMERCIAL PAPER--(Continued)
		DIVERSIFIED FINANCIAL SERVICES--4.9%
$1,500,000		General Electric Capital Corp. CP, 2.42%, 3/27/2006	$1,489,920

		FINANCE--CONSUMER LOANS--4.2%
1,300,000		American General Finance Corp. CP, 4.53%, 3/10/2006	1,294,028

TOTAL COMMERCIAL PAPER (at amortized cost)			5,078,855

MUTUAL FUND--1.5%
446,471	(5)	Prime Obligations Fund (at net asset value)	446,471

TOTAL INVESTMENTS--100.9% (identified cost $27,177,236)(6)			30,768,691

OTHER ASSETS AND LIABILITIES--NET--(0.9)%			(276,733)

TOTAL NET ASSETS--100%			$30,491,958

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Reflects potential extension period.

(4) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security has been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, and may only be sold to qualified institutional investors. At January 31, 2006, this security amounted to $998,418 which represents 3.3% of total net assets.

(5) Affiliated company.

(6) The cost of investments for federal tax purposes amounts to $27,177,236.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronym is used throughout this portfolio:

CP	--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2006 (unaudited)

At January 31, 2006, the fund's industry composition(1) was as follows:

Industry	Percentage of Total Net Assets

Diversified Operations	9.1%
Oil & Gas Drilling	7.5%
Oil--Integrated	5.9%
Networking Products	3.8%
Computer Software	3.4%
Home Improvement Stores	3.4%
Closed End Funds	3.3%
Banks--Major Regional	3.2%
Computer Services	3.0%
Food--Major Diversified	3.0%
Semiconductor--Broad Line	3.0%
Diversified Machinery	2.9%
Finance--Investment Banker/Broker	2.8%
Medical Instruments & Supplies	2.7%
Cleaning Products	2.6%
Electronic Components--Semiconductor	2.5%
Hotels & Motels	2.4%
Printed Circuit Boards	2.3%
Entertainment--Diversified	2.1%
Semiconductor Equipment & Materials	2.1%
Biotechnology	1.8%
Utility--Telephone	1.7%
Beverages/Alcohol	1.6%
Retail--Drug Store	1.5%
Retail--Ecommerce	1.5%
Retail--Regional Department	1.5%
Drugs & Health Care	1.4%
Mining--Non Ferrous	1.4%
Retail--Miscellaneous	1.4%
Cable Television	1.2%
Conglomerates	1.1%
Leisure & Recreation	1.1%
Oil Refining & Marketing	1.0%
Medical--Nursing Homes	0.9%
Regional--Pacific Banks	0.9%
Coal	0.8%
Transportation--Rail	0.8%
Aerospace/Defense	0.7%
Broadcasting--Radio	0.7%
Machinery--Construction & Mining	0.5%
Oil Field--Machinery & Equipment	0.4%
Insurance Multi Line	0.3%
Insurance Property & Casualty	0.2%

TOTAL INDUSTRY	95.4%

Commercial Paper(2)	3.7%

Cash Equivalents(3)	0.5%

Other Assets and Liabilities--Net(4)	0.4%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund's adviser.

(2) See the Fund's Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(4) See Statement of Assets and Liabilities.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

January 31, 2006

Shares			Value

COMMON STOCKS--95.4%
		AEROSPACE/DEFENSE--0.7%
40,000		Precision Castparts Corp.	$1,998,000

		BANKS--MAJOR REGIONAL--3.2%
140,000		Wells Fargo & Co.	8,730,400

		BEVERAGES/ALCOHOL--1.6%
30,000		Anheuser-Busch Cos., Inc.	1,243,200
115,000	(1)	Constellation Brands, Inc., Class A	3,069,350

		TOTAL	4,312,550

		BIOTECHNOLOGY--1.8%
80,000	(1)	Gilead Sciences, Inc.	4,869,600

		BROADCASTING--RADIO--0.7%
70,000	(1)	XM Satellite Radio Holdings, Inc., Class A	1,832,600

		CABLE TELEVISION--1.2%
120,000	(1)	Comcast Corp., Class A	3,338,400

		CLEANING PRODUCTS--2.6%
120,000		Procter & Gamble Co.	7,107,600

		CLOSED END FUNDS--3.3%
40,000		iShares Dow Jones US Healthcare Sector	2,554,800
70,000		iShares Dow Jones US Total Market Index Fund	4,367,300
55,000		iShares Goldman Sachs Networking Index Fund	1,893,100

		TOTAL	8,815,200

		COAL--0.8%
25,000		Arch Coal, Inc.	2,168,000

		COMPUTER SERVICES--3.0%
115,000		First Data Corp., Class	5,186,500
65,000	(1)	Fiserv, Inc.	2,858,700

		TOTAL	8,045,200

		COMPUTER SOFTWARE--3.4%
325,000		Microsoft Corp.	9,148,750
Shares			Value
COMMON STOCKS--(Continued)
		CONGLOMERATES--1.1%
40,000		3M Co.	$2,910,000

		DIVERSIFIED MACHINERY--2.9%
200,000		Ingersoll-Rand Co., Class A	7,854,000

		DIVERSIFIED OPERATIONS--9.1%
25,000		Fortune Brands, Inc.	1,874,000
460,000		General Electric Co.	15,065,000
90,000		Textron Inc.	7,601,400

		TOTAL	24,540,400

		DRUGS & HEALTH CARE--1.4%
150,000		Pfizer, Inc.	3,852,000

		ELECTRONIC COMPONENTS--SEMICONDUCTOR--2.5%
75,000		Motorola, Inc.	1,703,250
175,000		Texas Instruments, Inc.	5,115,250

		TOTAL	6,818,500

		ENTERTAINMENT--DIVERSIFIED--2.1%
325,000		Time Warner, Inc.	5,697,250

		FINANCE--INVESTMENT BANKER/BROKER--2.8%
40,000		Goldman Sachs Group, Inc.	5,650,000
50,000		Mellon Financial Corp.	1,763,500

		TOTAL	7,413,500

		FOOD--MAJOR DIVERSIFIED--3.0%
105,000		Kellogg Co.	4,504,500
55,000		Wrigley (Wm.), Jr. Co.	3,517,800

		TOTAL	8,022,300

		HOME IMPROVEMENT STORES--3.4%
225,000		Home Depot, Inc.	9,123,750

		HOTELS & MOTELS--2.4%
100,000		Hilton Hotels Corp.	2,493,000
65,000		Starwood Hotels & Resorts Worldwide, Inc.	3,952,650

		TOTAL	6,445,650

Shares			Value
COMMON STOCKS--(Continued)
		INSURANCE PROPERTY & CASUALTY--0.2%
10,000		Allstate Corp.	$520,500

		INSURANCE--MULTI LINE--0.3%
10,000		Hartford Financial Services Group, Inc.	822,300

		LEISURE & RECREATION--1.1%
75,000		Brunswick Corp.	2,819,250

		MACHINERY--CONSTRUCTION & MINING--0.5%
20,000		Caterpillar, Inc.	1,358,000

		MEDICAL INSTRUMENTS & SUPPLIES--2.7%
130,000		Medtronic, Inc.	7,341,100

		MEDICAL--NURSING HOMES--0.9%
65,000		Manor Care, Inc.	2,541,500

		MINING--NON FERROUS--1.4%
75,000		Alcan, Inc.	3,659,250

		NETWORKING PRODUCTS--3.8%
550,000	(1)	Cisco Systems, Inc.	10,213,500

		OIL & GAS DRILLING--7.5%
70,000		ENSCO International, Inc.	3,578,400
95,000	(1)	Nabors Industries Ltd.	7,718,750
110,000	(1)	Transocean Sedco Forex, Inc.	8,926,500

		TOTAL	20,223,650

		OIL FIELD--MACHINERY & EQUIPMENT--0.4%
15,000	(1)	National-Oilwell, Inc.	1,141,050

		OIL REFINING & MARKETING--1.0%
40,000		ConocoPhillips	2,588,000

		OIL--INTEGRATED--5.9%
160,000		BP PLC, ADR	11,569,600
90,000		Petro-Canada	4,313,700

		TOTAL	15,883,300

Shares or Principal Amount			Value
COMMON STOCKS--(Continued)
		PRINTED CIRCUIT BOARDS--2.3%
150,000	(1)	Jabil Circuit, Inc.	$6,060,000

		REGIONAL--PACIFIC BANKS--0.9%
30,000		Zions Bancorp	2,372,100

		RETAIL--DRUG STORE--1.5%
150,000		CVS Corp.	4,164,000

		RETAIL--ECOMMERCE--1.5%
95,000	(1)	eBay, Inc.	4,094,500

		RETAIL--MISCELLANEOUS--1.4%
155,000		Staples, Inc.	3,675,050

		RETAIL--REGIONAL DEPARTMENT--1.5%
90,000	(1)	Kohl's Corp.	3,995,100

		SEMICONDUCTOR--BROAD LINE--3.0%
375,000		Intel Corp.	7,976,250

		SEMICONDUCTOR EQUIPMENT & MATERIALS--2.1%
300,000		Applied Materials, Inc.	5,715,000

		TRANSPORTATION--RAIL--0.8%
45,000		Norfolk Southern Corp.	2,242,800

		UTILITY--TELEPHONE--1.7%
200,000		Sprint Nextel Corp.	4,578,000

TOTAL COMMON STOCKS (identified cost $227,562,184)			257,027,850

(2) COMMERCIAL PAPER--3.7%
		GUARANTEE--2.6%
$7,000,000		AIG Funding, Inc. CPABS3A3, 4.43%, 2/7/2006	6,994,902

		FINANCE--INVESTMENT BANKER/BROKER--1.1%
3,000,000		Citigroup Funding Inc. CP, 4.55%, 3/6/2006	2,987,652

TOTAL COMMERCIAL PAPER (at amortized cost)			9,982,554

Shares			Value
MUTUAL FUND--0.5%
1,386,822	(3)	Prime Obligations Fund (at net asset value)	$1,386,822

TOTAL INVESTMENTS--99.6% (identified cost $238,931,560)(4)			268,397,226

OTHER ASSETS AND LIABILITIES--NET--0.4%			1,178,166

TOTAL NET ASSETS--100%			$269,575,391

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $238,959,089.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2006 (unaudited)

At January 31, 2006, the fund's composition(1) was as follows:

Industry	Percentage of Total Net Assets

Diversified Operations	7.6%
Finance--Investment Banker/Broker	4.8%
Oil--Integrated	4.2%
Oil & Gas Drilling	4.0%
Computer Software	2.6%
Food--Major Diversified	2.6%
Banks--Major Regional	2.3%
Semiconductor--Broad Line	2.0%
Home Improvement Stores	1.9%
REIT--Industrial	1.9%
Oil Refining & Marketing	1.8%
Cleaning Products	1.7%
Leisure & Recreation	1.7%
Retail--Drug Store	1.6%
Diversified Machinery	1.5%
Transportation--Rail	1.5%
Beverages/Alcohol	1.4%
Networking Products	1.4%
Oil & Gas Equipment & Services	1.4%
Coal	1.1%
Hotels & Motels	1.1%
Medical Instruments & Supplies	1.1%
Biomedical	1.0%
Machinery--Construction & Mining	1.0%
Regional--Pacific Banks	1.0%
Insurance--Multi Line	0.9%
Mining--Non Ferrous	0.9%
Money Center Banks	0.9%
Oil & Gas Pipelines	0.9%
Retail--Miscellaneous	0.9%
Utility--Electric Power	0.9%
Retail--Ecommerce	0.8%
Aerospace/Defense	0.7%
Finance	0.7%
Utility--Telephone	0.6%
Beverages--Soft	0.5%
Diversified Financial Services	0.5%
Drugs & Healthcare	0.5%
Broadcasting--Radio	0.4%

TOTAL INDUSTRY	64.3%

FIXED INCOME(2)

Mortgage Backed Securities	11.7%

Government Agencies	10.0%

Corporate Bonds	7.4%

Collateralized Mortgage Obligations	2.6%

TOTAL FIXED INCOME PORTFOLIO VALUE	31.7%

Cash Equivalents(3)	3.7%

Other Assets and Liabilities--Net(4)	0.3%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund's adviser.

(2) See the Fund's Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

(4) See Statement of Assets and Liabilities.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

January 31, 2006

Shares			Value

COMMON STOCKS--62.2%
		AEROSPACE/DEFENSE--0.7%
7,000		Precision Castparts Corp.	$349,650

		BANKS--MAJOR REGIONAL--2.3%
20,000		Wells Fargo & Co.	1,247,200

		BEVERAGES--SOFT--0.5%
15,000		Coca-Cola Enterprises, Inc.	296,100

		BEVERAGES/ALCOHOL--1.4%
12,000		Anheuser-Busch Cos., Inc.	497,280
10,000	(1)	Constellation Brands, Inc., Class A	266,900

		TOTAL	764,180

		BIOMEDICAL--1.0%
7,000	(1)	Amgen, Inc.	510,230

		BROADCASTING--RADIO--0.4%
7,500	(1)	XM Satellite Radio Holdings, Inc., Class A	196,350

		CLEANING PRODUCTS--1.7%
15,000		Procter & Gamble Co.	888,450

		COAL--1.1%
7,000		Arch Coal, Inc.	607,040

		COMPUTER SOFTWARE--2.6%
50,000		Microsoft Corp.	1,407,500

		DIVERSIFIED MACHINERY--1.5%
20,000		Ingersoll-Rand Co., Class A	785,400

		DIVERSIFIED OPERATIONS--7.6%
10,000		Fortune Brands, Inc.	749,600
50,000		General Electric Co.	1,637,500
20,000		Textron Inc.	1,689,200

		TOTAL	4,076,300

		DRUGS & HEALTH CARE--0.5%
10,000		Pfizer, Inc.	256,800

Shares			Value
COMMON STOCKS--(Continued)
		FINANCE--INVESTMENT BANKER/BROKER--4.8%
10,000		Bank of America Corp.	$442,300
15,000		Goldman Sachs Group, Inc.	2,118,750

		TOTAL	2,561,050

		FOOD--MAJOR DIVERSIFIED--2.6%
20,000		Kellogg Co.	858,000
8,000		Wrigley (Wm.), Jr. Co.	511,680

		TOTAL	1,369,680

		HOME IMPROVEMENT STORES--1.9%
25,000		Home Depot, Inc.	1,013,750

		HOTELS & MOTELS--1.1%
10,000		Starwood Hotels & Resorts Worldwide, Inc.	608,100

		INSURANCE--MULTI LINE--0.9%
6,000		Hartford Financial Services Group, Inc.	493,380

		LEISURE & RECREATION--1.7%
10,000		Brunswick Corp.	375,900
10,000		Carnival Corp.	517,600

		TOTAL	893,500

		MACHINERY--CONSTRUCTION & MINING--1.0%
8,000		Caterpillar, Inc.	543,200

		MEDICAL INSTRUMENTS & SUPPLIES--1.1%
10,000		Medtronic, Inc.	564,700

		MINING--NON FERROUS--0.9%
10,000		Alcan, Inc.	487,900

		MONEY CENTER BANKS--0.9%
10,000		Citigroup, Inc.	465,800

		NETWORKING PRODUCTS--1.4%
40,000	(1)	Cisco Systems, Inc.	742,800

		OIL & GAS EQUIPMENT & SERVICES--1.4%
6,000		Schlumberger Ltd.	764,700

Shares			Value
COMMON STOCKS--(Continued)
		OIL & GAS DRILLING--4.0%
17,000		ENSCO International, Inc.	$869,040
9,000	(1)	Nabors Industries Ltd.	731,250
7,000	(1)	Transocean Sedco Forex, Inc.	568,050

		TOTAL	2,168,340

		OIL & GAS PIPELINES--0.9%
10,000		Kinder Morgan Energy Partners LP	489,600

		OIL REFINING & MARKETING--1.8%
15,000		ConocoPhillips	970,500

		OIL--INTEGRATED--4.2%
15,000		BP PLC, ADR	1,084,650
24,000		Petro-Canada	1,150,320

		TOTAL	2,234,970

		REGIONAL--PACIFIC BANKS--1.0%
7,000		Zions Bancorp	553,490

		REIT--INDUSTRIAL--1.9%
20,000		AMB Property Corp.	1,044,000

		RETAIL--DRUG STORE--1.6%
30,000		CVS Corp.	832,800

		RETAIL--ECOMMERCE--0.8%
10,000	(1)	eBay, Inc.	431,000

		RETAIL--MISCELLANEOUS--0.9%
20,000		Staples, Inc.	474,200

		SEMICONDUCTOR--BROAD LINE--2.0%
50,000		Intel Corp.	1,063,500

		TRANSPORTATION--RAIL--1.5%
10,000		Burlington Northern Santa Fe Corp.	801,200

		UTILITY--TELEPHONE--0.6%
25,000		Citizens Communications Co., Class B	306,750

TOTAL COMMON STOCKS (identified cost $27,834,867)			33,264,110

Shares or Principal Amount			Value
PREFERRED STOCKS--2.1%
		DIVERSIFIED FINANCIAL SERVICES--0.5%
10,000		General Electric Capital Corp., Pfd., $1.07, Annual Dividend	$250,100

		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.32, Annual Dividend	384,900

		UTILITY--ELECTRIC POWER--0.9%
20,000		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	492,200

TOTAL PREFERRED STOCKS (identified cost $1,147,214)			1,127,200

COLLATERALIZED MORTGAGE OBLIGATIONS--2.6%
		FEDERAL HOME LOAN MORTGAGE CORP.--1.7%
$920,369		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	908,284

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
500,000		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	490,260

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,421,276)			1,398,544

CORPORATE BONDS--7.4%
		FINANCE--AUTOMOTIVE--2.8%
500,000		Ford Motor Credit Co., Sr. Note, 6.50%, 2/15/2006	499,461
1,000,000		General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	982,838

		TOTAL	1,482,299

		FINANCE--CREDIT CARD--1.0%
500,000		MBNA America Bank, N.A., 6.625%, 6/15/2012	541,155

		INVESTMENT BROKERAGE--NATIONAL--3.6%
1,000,000		Bear Stearns and Co., Inc., Note, 4.50%, 10/28/2010	975,860
1,000,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	951,110

		TOTAL	1,926,970

TOTAL CORPORATE BONDS (identified cost $4,047,996)			3,950,424

Principal Amount			Value
MORTGAGE BACKED SECURITIES--11.7%
		FEDERAL HOME LOAN MORTGAGE CORP.--3.8%
$119,640		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	$122,139
917,084		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	905,905
982,403		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	987,728

		TOTAL	2,015,772

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.9%
3,469,297		Federal National Mortgage Association, 5.50%, 11/1/2025	3,454,484
132,033		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	131,992
684,498		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	667,673

		TOTAL	4,254,149

TOTAL MORTGAGE BACKED SECURITIES (identified cost $6,307,407)			6,269,921

GOVERNMENT AGENCIES--10.0%
		FEDERAL FARM CREDIT BANK--1.8%
1,000,000		Federal Farm Credit System, Bond, 4.49%, 3/10/2010	978,550

		FEDERAL HOME LOAN BANK--3.6%
1,000,000		Federal Home Loan Bank System, Bond, 4.785%, 8/26/2010	986,560
1,000,000		Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	952,100

		TOTAL	1,938,660

		FEDERAL HOME LOAN MORTGAGE CORP.--1.8%
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 1/30/2014	981,290

Principal Amount or Shares			Value
GOVERNMENT AGENCIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.8%
$500,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	$500,830
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	969,340

		TOTAL	1,470,170

TOTAL GOVERNMENT AGENCIES (identified cost $5,493,280)			5,368,670

MUTUAL FUND--3.7%
1,962,470	(2)	Prime Obligations Fund (at net asset value)	1,962,470

TOTAL INVESTMENTS--99.7% (identified cost $48,214,510)(3)			53,341,339

OTHER ASSETS AND LIABILITIES--NET--0.3%			182,386

TOTAL NET ASSETS--100%			$53,523,725

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $48,214,510.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2006 (unaudited)

At January 31, 2006, the fund's portfolio composition(1) was as follows:

Percentage of Total Net Assets

Mortgage Backed Securities	34.4%
Collateralized Mortgage Obligations	26.8%
Government Agencies	15.9%
Commercial Paper	12.7%
Corporate Bonds	6.4%
Preferred Stocks	2.3%
Cash Equivalents(2)	1.2%
Other Assets and Liabilities--Net(3)	0.3%

TOTAL	100%

(1) See the Fund's Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) See Statement of Assets and Liabilities.

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2006

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS--26.8%
		FEDERAL HOME LOAN MORTGAGE CORP.--16.9%
$2,000,000		Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	$1,958,620
5,657,058		Federal Home Loan Mortgage Corp., Series 2651, Class JB, 5.00%, 1/15/2018	5,551,045
9,421,293		Federal Home Loan Mortgage Corp., Series 3005, Class EG, 5.00%, 8/15/2021	9,262,262
6,442,581		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	6,357,990
9,429,016		Federal Home Loan Mortgage Corp., Series 3044, Class HN, 5.00%, 1/15/2024	9,278,718

		TOTAL	32,408,635

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.9%
6,650,428		Federal National Mortgage Association, Series 0538D, Class CD, 5.00%, 6/25/2019	6,572,618
4,692,962		Federal National Mortgage Association, Series 2005-43, Class PB, 5.00%, 2/25/2034	4,621,441
7,946,522		Federal National Mortgage Association, Series 2005-8, Class EA, 5.00%, 7/25/2019	7,901,783

		TOTAL	19,095,842

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $52,289,958)			51,504,477

CORPORATE BONDS--6.4%
		BANKS--MAJOR REGIONAL--0.5%
1,000,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,030,310

		FINANCE--0.6%
1,000,000		BankAmerica Capital II, Company Guarantee, Series 2, 8.00%, 12/15/2026	1,060,920

		OIL COMP--EXPLORATION & PRODUCTION--1.9%
3,500,000		Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,573,955

Principal Amount			Value
CORPORATE BONDS--(Continued)
		PAPER PRODUCTS--3.4%
$2,200,000		International Paper Co., 4.25%, 1/15/2009	$2,135,408
3,500,000		International Paper Co., 5.85%, 10/30/2012	3,541,720
1,000,000		International Paper Co., Note, 5.30%, 4/1/2015	957,930

		TOTAL	6,635,058

TOTAL CORPORATE BONDS (identified cost $12,384,432)			12,300,243

GOVERNMENT AGENCIES--15.9%
		FEDERAL HOME LOAN BANK--10.9%
10,000,000		Federal Home Loan Bank System, Bond, 5.00%, 3/28/2008	10,010,500
6,000,000		Federal Home Loan Bank System, Bond, Series 1, 5.00%, 3/30/2009	5,983,500
5,000,000		Federal Home Loan Bank System, Bond, Series EH10, 5.00%, 8/24/2010	4,950,950

		TOTAL	20,944,950

		FEDERAL HOME LOAN MORTGAGE CORPORATION--2.9%
700,000		Federal Home Loan Mortgage Corp., 6.00%, 8/18/2015	698,691
5,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,893,650

		TOTAL	5,592,341

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.1%
4,000,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	4,006,640

TOTAL GOVERNMENT AGENCIES (identified cost $30,848,686)			30,543,931

MORTGAGE BACKED SECURITIES--34.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--8.2%
4,744,318		Federal Home Loan Mortgage Corp., 5.00%, 1/15/2019	4,712,958
4,677,565		Federal Home Loan Mortgage Corp., Pool C90779, 5.00%, 1/1/2024	4,557,726
Principal Amount			Value
MORTGAGE BACKED SECURITIES--(Continued)
		FEDERAL HOME LOAN MORTGAGE CORP.--(Continued)
$3,920,693		Federal Home Loan Mortgage Corp., Pool G18002, 5.00%, 7/1/2019	$3,874,115
2,751,252		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	2,717,714

		TOTAL	15,862,513

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--26.2%
17,346,487		Federal National Mortgage Association, 5.50%, 11/1/2025	17,272,418
2,610,823		Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	2,546,649
10,649,319		Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	10,387,558
4,416,472		Federal National Mortgage Association, Pool 255582, 5.00%, 1/1/2025	4,306,501
12,570,948		Federal National Mortgage Association, Pool 255994, 5.50%, 11/1/2025	12,517,270
3,484,543		Federal National Mortgage Association, Pool 807951, 5.00%, 1/1/2030	3,385,826

		TOTAL	50,416,222

TOTAL MORTGAGE BACKED SECURITIES (identified cost $67,056,759)			66,278,735

PREFERRED STOCKS--2.3%
		DIVERSIFIED FINANCIAL SERVICES--1.2%
13,600		General Electric Capital Corp., Pfd., $1.13, Annual Dividend	311,576
80,000		General Electric Capital Corp., Pfd., $1.07, Annual Dividend	2,000,800

		TOTAL	2,312,376

		FINANCE--0.4%
25,000		Merrill Lynch & Co., Inc., Pfd., $1.32, Annual Dividend	641,500

		FINANCE--AUTOMOTIVE--0.2%
20,000		General Motors Acceptance Corp., Pfd., $1.81, Annual Dividend	443,400

Shares or Principal Amount			Value
PREFERRED STOCKS--(Continued)
		UTILITY--ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	$984,400

TOTAL PREFERRED STOCKS (identified cost $4,460,283)			4,381,676

(1)COMMERCIAL PAPER--12.7%
		ASSET BACKED--3.1%
$6,000,000	(2)	Market Street Funding Corp. CP, ABS4-2, 4.54%, 2/21/2006	5,985,067

		DIVERSIFIED OPERATIONS--3.6%
7,000,000		General Electric, 4.48%, 2/9/2006	6,993,124

		FINANCE--INVESTMENT BANKER/BROKER--2.6%
5,000,000		Citigroup Funding Inc, DTC ST MMI, 4.55%, 3/6/2006	4,979,421

		GUARANTEE--3.4%
6,500,000		AIG Funding, Inc. CP, ABS3A3, 4.56%, 3/2/2006	6,476,438

TOTAL COMMERCIAL PAPER (at amortized cost)			24,434,050

MUTUAL FUND--1.2%
2,323,923	(3)	Prime Obligations Fund (at net asset value)	2,323,923

TOTAL INVESTMENTS--99.7% (identified cost $193,798,091)(4)			191,767,035

OTHER ASSETS AND LIABILITIES--NET--0.3%			668,035

TOTAL NET ASSETS--100%			$192,435,070

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security has been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, and may only be sold to qualified institutional investors. At January 31, 2006, this security amounted to $5,985,067 which represents 3.1% of total net assets.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $193,798,091.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

CP	--Commercial Paper
MTN	--Medium Term Note
See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

January 31, 2006 (unaudited)

At January 31, 2006, the fund's portfolio composition (1) was as follows:

		Percentage of Total Net Assets
Long-Term Municipals(1)		97.9%
Cash Equivalents(2)		0.9%
Other Assets and Liabilities--Net(3)		1.2%

TOTAL PORTFOLIO VALUE		100%

Years to Maturity	Percentage of Total Net Assets

1-3 Years	28.3%
3-5 Years	10.4%
5-10 Years	45.8%
10 Years or Greater	13.4%
Cash Equivalents(2)	0.9%
Other Assets and Liabilities--Net(4)	1.2%

TOTAL	100%

S&P Ratings as Percentage of Total Net Assets(4)

		Moody's Ratings As Percentage of Total Net Assets(4)

AAA	58.3%	Aaa	59.3%
AA	5.4%	A	8.3%
A	3.7%	Baa	3.8%
BBB	1.6%	B	0.0%
Not Rated by S&P	28.9%	Not Rated by Moody's	26.5%
TOTAL	97.9%		97.9%
TOTAL FIXED INCOME PORTFOLIO VALUE				97.9%
Cash Equivalents(2)				0.9%
Other Assets and Liabilities--Net(4)				1.2%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund's Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds.

(3) See Statement of Assets and Liabilities.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total investments, 4.9% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

January 31, 2006

Principal Amount			Credit Rating	Value
MUNICIPAL BONDS--97.9%
		ARKANSAS--0.7%
$500,000		Conway, AR, Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030	A	$501,100

		MAINE--1.0%
750,000		Bucksport, ME, Solid Waste Disposal, Revenue Bond (Series A), 4.00% (International Paper Co.)/(Original Issue Yield: 4.108%), 3/1/2014	BBB	707,092

		PENNSYLVANIA--0.6%
440,000		Pennsylvania State Higher Education Facilities Authority, 5.00%, 11/1/2011	BBB-	441,822

		TEXAS--0.6%
445,000		Fort Bend County, TX, Municipal Utility, 4.20% (Radian Group, Inc. INS), 9/1/2018	AA	444,599

		WEST VIRGINIA--95.0%
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,044,070
825,000		Berkeley County, WV, Building Commission Lease, Judicial Center Project--(Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	Aaa	860,929
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.45%, 8/1/2007	NR	141,774
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 5/1/2006	AAA	1,005,620
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS), 5/1/2006	AAA	503,440
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	367,968
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	353,665
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	$534,590
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	1,298,352
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,355,035
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	AAA	1,088,170
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	Aaa	531,285
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	1,302,283
1,240,000		Grant County, WV, County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	AAA	1,289,612
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	503,920
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	711,926
420,000		Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	AAA	483,277
1,035,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	AA-	1,062,479
1,055,000		Kanawha County, WV, Building Community, Judicial Annes Lease--(Series A), 5.00%, 12/1/2018	NR	1,093,149
200,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project)/ (U.S. Government GTD), 12/1/2009	NR	218,830
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,085,000		Monongalia County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	AAA	$1,190,646
1,135,000		Monongalia County, WV, Board of Education, GO UT, 6.00%, 5/1/2011	AAA	1,263,493
525,000		Monongalia County, WV, Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	A-	529,830
1,000,000		Monongalia County, WV, Building Commission, Revenue Bonds, 5.25%, 7/1/2020	A-	1,044,130
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	368,550
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	826,605
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,050,920
635,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007	AA-	648,049
500,000		Parkersburg, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	Aaa	534,505
500,000		Parkersburg, WV, Waterworks & Sewer Systems, Revenue Bond (Series A), 4.00%, 8/1/2012	Aaa	508,020
500,000		Parkersburg, WV, Waterworks & Sewer Systems, Revenue Bonds (Series A), 4.00%, 8/1/2013	Aaa	506,475
1,155,000		Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	A3	1,155,912
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (U.S. Government GTD)/(Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,013,505
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	1,408,630
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 10/1/2009	AAA	$504,500
620,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa3	615,697
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	Baa2	436,209
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	Baa3	985,275
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	A1	595,792
580,000		West Virginia EDA, 4.75%, 11/1/2012	A+	614,806
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/ (Original Issue Yield: 5.09%), 7/15/2022	AAA	1,054,050
220,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.62%), 6/1/2019	A1	219,006
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	A1	911,803
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	A1	871,275
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	AAA	1,103,910
250,000		West Virginia EDA, State Medical Examiner Revenue Bonds (Series A), 4.375% (Original Issue Yield: 4.55%), 6/1/2020	A1	245,157
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	AAA	2,148,360
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	752,052
700,000		West Virginia School Building Authority, 4.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.13%), 7/1/2013	AAA	711,445
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	AAA	2,179,740
575,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.10%), 7/1/2006	AAA	580,365
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,050,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	AAA	$1,081,909
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	AAA	1,085,700
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,690,275
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	AAA	498,330
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bonds, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	A2	691,019
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	NR	1,125,865
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,033,190
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	930,501
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	AAA	1,032,220
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	761,962
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,318,100
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	AAA	$1,126,730
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	AAA	1,039,500
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	522,150
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,044,300
500,000		West Virginia University, (Series C), 4.50% (FGIC INS)/(Original Issue Yield: 4.55%), 10/1/2024	AAA	503,725
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	AAA	2,047,560
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	430,228
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,061,702
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	AAA	1,044,970
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	Aaa	957,980
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	AAA	1,058,070
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	AAA	1,070,670
Principal Amount or Shares			Credit Rating	Value
MUNICIPAL BONDS--(Continued)
		WEST VIRGINIA--(Continued)
$650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	AAA	$656,273
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	AAA	537,295
500,000		Wheeling, WV Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/ (Original Issue Yield: 5.00%), 6/1/2006	Aaa	502,765
1,000,000		Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011	AAA	1,021,720

		TOTAL		69,203,795

TOTAL MUNICIPAL BONDS (identified cost $69,319,499)				71,298,408

MUTUAL FUND--0.9%
668,742	(1)	Prime Obligations Fund (at net asset value)		668,742

TOTAL INVESTMENTS--98.8% (identified cost $69,988,241)(2)				71,967,150

OTHER ASSETS AND LIABILITIES--NET--1.2%				857,440

TOTAL NET ASSETS--100%				$72,824,590

At January 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax.

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $69,914,569.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
PCR	--Pollution Control Revenue
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2006

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value (a)	$ 30,768,691	$ 268,397,226	$ 53,341,339	$ 191,767,035	$ 71,967,150
Cash	600	--	--	--	--
Receivable for:
Income	5,804	101,146	192,796	1,200,578	816,873
Investments sold	--	1,407,898	--	--	1,254,027
Fund shares sold	90,189	53,328	49,852	19,314	--
Prepaid expense	5,149	12,885	5,685	10,567	6,474

Total assets	30,870,433	269,972,483	53,589,672	192,997,494	74,044,524

Liabilities:
Payable for:
Investments purchased	332,426	--	--	--	979,690
Fund shares redeemed	--	247,793	1,000	7,628	--
Custodian fees (Note 5)	603	411	141	--	138
Transfer and dividend disbursing agent fees and expenses	10,027	27,008	12,086	9,768	7,104
Directors'/Trustees' fees	570	599	480	524	454
Auditing fees	16,772	18,266	18,401	19,221	18,359
Legal fees	3,321	6,792	3,187	3,240	2,879
Portfolio accounting fees	2,994	23,387	5,709	17,636	7,988
Shareholder services fee (Note 5)	3,657	57,062	11,436	40,805	15,523
Share registration fees	6,584	12,418	12,796	12,370	11,427
Income distribution payable	--	--	--	450,539	175,261
Accrued expenses	1,521	3,356	711	693	1,111

Total liabilities	378,475	397,092	65,947	562,424	1,219,934

Net Assets Consist of:
Paid in capital	27,619,514	234,492,885	52,053,028	195,332,776	70,806,155
Net unrealized appreciation of investments	3,591,451	29,465,666	5,126,829	(2,031,056)	1,978,909
Accumulated net realized gain (loss) on investments	(719,002)	5,513,615	(3,660,056)	(905,408)	40,802
Undistributed (distribution in excess of) net investment income	(5)	103,225	3,924	38,758	(1,276)

Total Net Assets	$ 30,491,958	$ 269,575,391	53,523,725	192,435,070	72,824,590

Shares Outstanding, No Par Value, Unlimited Shares Authorized	3,402,047	19,462,952	5,649,990	19,847,025	7,013,745

Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 8.96	$ 13.85	$ 9.47	$ 9.70	$ 10.38

Investments, at identified cost	$ 27,177,236	$ 238,931,560	$ 48,214,510	$ 193,798,091	$ 69,988,241

(a) Including $446,471, $1,386,822, $1,962,470, $2,323,923 and $668,742, respectively, of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF OPERATIONS

Year Ended January 31, 2006

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends (a)	$ 125,178(a)	$ 3,010,163(b)	$ 654,939(c)	$ 314,915	$ 30,896
Interest	70,264	491,491	811,757	8,381,130	3,062,380

Total income	195,442	3,501,654	1,466,696	8,696,045	3,093,276

Expenses:
Investment adviser fee (Note 5)	192,119	1,939,009	403,811	1,156,630	441,524
Administrative personnel and services fee (Note 5)	75,013	338,722	75,017	252,593	96,424
Custodian fees (Note 5)	12,389	40,277	14,299	26,540	14,215
Transfer and dividend disbursing agent fees and expenses	33,041	82,788	40,633	35,575	25,968
Directors'/Trustees' fees	15,074	15,128	14,980	14,990	14,915
Auditing fees	23,371	24,908	25,638	26,424	23,811
Legal fees	13,308	22,548	12,421	17,197	16,156
Portfolio accounting fees	17,871	135,274	35,142	107,293	51,860
Shareholder services fee (Note 5)	62,871	641,568	133,696	480,819	183,952
Share registration costs	19,412	22,182	20,472	20,190	19,664
Printing and postage	12,809	50,456	14,298	13,182	9,557
Insurance premiums	--	18,429	3,040	13,534	6,979
Miscellaneous	1,469	4,994	2,904	2,569	2,901

Total expenses	478,747	3,336,283	796,351	2,167,536	907,926

Waivers (Note 5):
Waiver of investment adviser fee	(4,503)	(23,191)	(10,397)	(15,491)	(73,587)
Waiver of administrative personnel and services fee	(41,449)	--	(4,472)	--	--
Waiver of shareholder services fee	(25,616)	(11,774)	(2,666)	(8,844)	(3,485)

Total waivers	(71,568)	(34,965)	(17,535)	(24,335)	(77,072)

Net expenses	407,179	3,301,318	778,816	2,143,201	830,854

Net investment income (loss)	(211,737)	200,336	687,880	6,552,844	2,262,422

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,498,690	7,836,120	1,939,486	(905,408)	(10,688)
Net change in unrealized appreciation of investments	2,591,639	21,502,879	1,542,897	(3,863,322)	(1,315,868)

Net realized and unrealized gain (loss) on investments	6,090,329	29,338,999	3,482,383	(4,768,730)	(1,326,556)

Change in net assets resulting from operations	$ 5,878,592	$ 29,539,335	$ 4,170,263	$ 1,784,114	$ 935,866

(a) Net of foreign taxes withheld of $143.

(b) Net of foreign taxes withheld of $39,938.

(c) Net of foreign taxes withheld of $5,220.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005	Year Ended January 31, 2006	Year Ended January 31, 2005	Year Ended January 31, 2006	Year Ended January 31, 2005

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (211,737)	$ (168,117)	$ 200,336	$ 1,807,066	$ 687,880	$ 1,211,653
Net realized gain on investments	3,498,690	658,912	7,836,120	10,296,517	1,939,486	1,990,886
Net change in unrealized appreciation/depreciation of investments	2,591,639	(1,216,619)	21,502,879	(19,172,250)	1,542,897	(3,582,074)

Change in net assets resulting from operations	5,878,592	(725,824)	29,539,335	(7,068,667)	4,170,263	(379,535)

Distributions to Shareholders--
Distributions from net investment income	--	--	(97,191)	(2,143,502)	(670,136)	(1,243,354)

Share Transactions--
Proceeds from sale of shares	6,194,252	5,126,439	24,990,622	19,860,503	4,610,991	5,502,604
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	48,591	1,203,242	212,093	418,566
Cost of shares redeemed	(3,113,068)	(2,049,812)	(34,553,361)	(22,264,478)	(12,322,567)	(12,576,448)

Change in net assets from share transactions	3,081,184	3,076,627	(9,514,148)	(1,200,733)	(7,499,483)	(6,655,278)

Change in net assets	8,959,776	2,350,803	19,927,996	(10,412,902)	(3,999,356)	(8,278,167)
Net Assets:
Beginning of period	21,532,182	19,181,379	249,647,395	260,060,297	57,523,081	65,801,248

End of period	30,491,958	21,532,182	269,575,391	249,647,395	53,523,725	57,523,081

Accumulated net investment income (loss) included in net assets at end of period	$ (5)	$ --	$ 103,225	$ --	$ 3,924	$ --

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005	Year Ended January 31, 2006	Year Ended January 31, 2005

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 6,552,844	$ 6,339,694	$ 2,262,422	$ 2,289,984
Net realized gain on investments	(905,408)	1,071,457	(10,688)	291,652
Net change in unrealized appreciation/depreciation of investments	(3,863,322)	(2,322,974)	(1,315,868)	(319,171)

Change in net assets resulting from operations	1,784,114	5,088,177	935,866	2,262,465

Distributions to Shareholders--
Distributions from net investment income	(6,540,931)	(6,321,151)	(2,248,293)	(2,280,796)
Distributions from net realized gain on investments	(246,106)	(147,781)	(40,694)	(385,541)

Change in net assets from distributions to shareholders	(6,787,037)	(6,468,932)	(2,288,987)	(2,666,337)

Share Transactions--
Proceeds from sale of shares	21,085,545	25,294,327	6,984,763	7,717,816
Net asset value of shares issued to shareholders in payment of distributions declared	1,812,247	1,874,173	200,578	351,591
Cost of shares redeemed	(15,584,742)	(18,078,304)	(7,703,709)	(10,084,062)

Change in net assets from share transactions	7,313,050	9,090,196	(518,368)	(2,014,655)

Change in net assets	2,310,127	7,709,441	(1,871,489)	(2,418,527)
Net Assets:
Beginning of period	190,124,943	182,415,502	74,696,079	77,114,606

End of period	192,435,070	190,124,943	72,824,590	74,696,079

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 38,758	$ 26,845	$ (1,276)	$ 20

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income Gain (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	(0.05)(c)(d)	(2.10)	(2.15)	--	--	--
2004	$ 4.75	(0.08)(c)(d)	2.81	2.73	--	--	--
2005	$ 7.48	(0.06)(c)	(0.23)	(0.29)	--	--	--
2006	$ 7.19	(0.06)(c)	1.83	1.77	--	--	--
WesMark Growth Fund
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2006	$ 12.37	0.01	1.48	1.49	(0.01)	--	(0.01)
WesMark Balanced Fund
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2006	$ 8.87	0.11	0.60	0.71	(0.11)	--	(0.11)
WesMark Bond Fund
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2006	$ 9.95	0.33	(0.24)	0.09	(0.33)	(0.01)	(0.34)
WesMark West Virginia Municipal Bond Fund
2002	$ 10.27	0.45 (e)	0.04 (e)	0.49	(0.44)	--	(0.44)
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2006	$ 10.57	0.32	(0.18)	0.14	(0.32)	(0.01)	(0.33)

(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(c) Based on average shares outstanding.

(d) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

(e) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

WesMark Small Company Growth Fund
$ 6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$ 4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$ 7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$ 7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$ 8.96	24.62%	1.59%	(0.83)%	0.28%	$ 30,492	84%
WesMark Growth Fund
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$ 9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.85	12.01%	1.28%	0.08%	0.01%	$ 269,575	76%
WesMark Balanced Fund
$ 9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$ 7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$ 9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$ 8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$ 9.47	8.11%	1.45%	1.28%	0.03%	$ 53,524	76%
WesMark Bond Fund
$ 9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$ 9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$ 9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$ 9.70	0.98%	1.11%	3.40%	0.01%	$ 192,435	99%
WesMark West Virginia Municipal Bond Fund
$10.32	4.92%	0.66%	4.36%(e)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.38	1.30%	1.13%	3.07%	0.10%	$ 72,825	19%

WESMARK FUNDS

NOTES TO FINANCIAL STATEMENTS

January 31, 2006

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund ("Small Company Growth Fund")	diversified	to achieve capital appreciation
WesMark Growth Fund ("Growth Fund")	diversified	to achieve capital appreciation
WesMark Balanced Fund ("Balanced Fund")	diversified	to achieve capital appreciation and income
WesMark Bond Fund ("Bond Fund")	diversified	to achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

On March 14, 2006 the Board of Trustees of the WesMark Funds approved changing the name of the WesMark Bond Fund to the WesMark Government Bond Fund. The change will first be reflected in the prospectus scheduled to be issued in May 2006.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income securities according to prices furnished by an independent pricing service except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Short-term securities are valued at the prices provided by an independent pricing service except that, short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net invetment income for the Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005

Shares sold	807,058	717,538
Shares redeemed	(397,825)	(289,993)

Net change resulting from share transactions	409,233	427,545

	Growth Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005

Shares sold	1,941,725	1,578,351
Shares issued to shareholders in payment of distributions declared	3,594	94,970
Shares redeemed	(2,671,013)	(1,787,298)

Net change resulting from share transactions	(725,694)	(113,977)

	Balanced Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005

Shares sold	512,743	613,213
Shares issued to shareholders in payment of distributions declared	23,541	47,124
Shares redeemed	(1,368,694)	(1,408,551)

Net change resulting from share transactions	(832,410)	(748,214)

	Bond Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005

Shares sold	2,147,046	2,539,584
Shares issued to shareholders in payment of distributions declared	184,923	188,662
Shares redeemed	(1,589,515)	(1,816,567)

Net change resulting from share transactions	742,454	911,679

	West Virginia Municipal Bond Fund

	Year Ended January 31, 2006	Year Ended January 31, 2005

Shares sold	668,089	729,842
Shares issued to shareholders in payment of distributions declared	19,199	33,321
Shares redeemed	(737,059)	(956,380)

Net change resulting from share transactions	(49,771)	(193,217)

(4) Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to REIT distributions reclassified from ordinary income to realized gains, differing treatments for dividend redesignations, net operating losses and discount accretion/premium amortization on debt securities.

For the year ended January 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)

Fund Name	Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)

Small Company Growth Fund	$ (211,737)	$ 211,732	$ 5
Growth Fund	$ --	$ 80	$ (80)
Balanced Fund	$ --	$ (13,820)	$ 13,820
West Virginia Municipal Bond Fund	$ --	$ (15,425)	$ 15,425

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended January 31, 2006 and 2005, was as follows:

2006

Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total

Growth Fund	$ --	$ 97,191	$ --	$ 97,191
Balanced Fund	$ --	$ 670,136	$ --	$ 670,136
Bond Fund	$ --	$ 6,699,487	$ 87,550	$ 6,787,037
West Virginia Municipal Bond Fund	$ 2,221,096	$ 31,563	$ 36,328	$ 2,288,987

	2005

Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total

Growth Fund	$ --	$ 2,143,502	$ --	$ 2,143,502
Balanced Fund	--	1,243,354	--	1,243,354
Bond Fund	--	6,321,151	147,781	6,468,932
West Virginia Municipal Bond Fund	2,238,250	76,304	351,783	2,666,337

*For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryforward

Small Company Growth Fund	$ --	$ --	$ --	$ 3,591,451	$ (719,002)
Growth Fund	$ --	$ 1,731,029	$ 3,913,339	$ 29,438,137	$ --
Balanced Fund	$ --	$ 3,925	$ --	$ 5,126,829	$ (3,660,056)
Bond Fund	$ --	$ 489,298	$ --	$ (2,031,056)	$ (61,700)
West Virginia Municipal Bond Fund	$ 173,986	$ --	$ --	$ 2,052,581	$ --

For federal income tax purposes, the following amounts apply as of January 31, 2006:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Small Company Growth Fund	$ 27,177,236	$ 4,400,324	$ 808,869	$ 3,591,455
Growth Fund	238,959,089	32,197,573	2,759,436	29,438,137
Balanced Fund	48,214,510	6,170,732	1,043,903	5,126,829
Bond Fund	193,798,091	224,209	2,255,265	(2,031,056)
West Virginia Municipal Bond Fund	69,914,569	2,217,025	164,444	2,052,581

The difference between book-basis and tax-basis net unrealized appreciation is primarily attributable to the deferral of losses on wash sales.

At January 31, 2006, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2012	2014	Total

Small Company Growth Fund	$ 719,002	$ --	$ 719,002
Balanced Fund	$ 3,660,056	$ --	$ 3,660,056
Bond Fund	$ --	$ 61,700	$ 61,700

Wesmark Small Company Growth Fund, Wesmark Growth Fund and Wesmark Balanced Fund used capital loss carryforwards of $3,498,695, $2,322,426 and $1,953,305, respectively, to offset taxable capital gains realized during the year ended January 31, 2006.

Under current tax regulations, capital and foreign currency losses realized after October 31, 2005, may be deferred and treated as occurring on the first day of the following fiscal year. As of January 31, 2006, for federal income tax purposes, post October losses were deferred to February 1, 2006, as follows:

Fund Name	Post October Loss

Small Company Growth Fund	$ 5
Bond Fund	$ 843,708
West Virginia Municipal Bond Fund	$ 32,870

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the ended January 31, 2006, the Adviser voluntarily waived the following fees:

Fund Name
Small Company Growth Fund	$ 4,503
Growth Fund	$ 23,191
Balanced Fund	$ 10,397
Bond Fund	$ 15,491
West Virginia Municipal Bond Fund	$ 73,587

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

For the year ended January 31, 2006, the net fee paid to FServ as a percentage of average aggregate daily net assets was as follows:

Fund Name	Percentage of Average Aggregate Daily Net Assets

Small Company Growth Fund	0.131%
Growth Fund	0.131%
Balanced Fund	0.131%
Bond Fund	0.131%
West Virginia Municipal Bond Fund	0.131%

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended January 31, 2006, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank ("WesBanco"), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets for the period. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended January 31, 2006, WesBanco voluntarily waived the following fees:

Fund Name	Shareholder Services Fee Waiver

Small Company Growth Fund	$ 25,616
Growth Fund	$ 11,774
Balanced Fund	$ 2,666
Bond Fund	$ 8,844
West Virginia Municipal Bond Fund	$ 3,485

Custodian Fees--WesBanco is the Funds' custodian. The custodian fee paid to WesBanco is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates--Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended January 31, 2006 are as follows:

Fund Name	Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value

Small Company Growth Fund	Prime Obligations Fund	$ 9,502,636	$ 9,056,164	$ 9,445	$ 446,471
Growth Fund	Prime Obligations Fund	$ 77,822,933	$ 76,436,111	$ 48,024	$ 1,386,822
Balanced Fund	Prime Obligations Fund	$ 11,873,032	$ 9,910,562	$ 22,110	$ 1,962,470
Bond Fund	Prime Obligations Fund	$ 96,466,719	$ 96,074,650	$ 78,310	$ 2,323,923
West Virginia Municipal Bond Fund	Prime Obligations Fund	$ 9,422,561	$ 8,753,820	$ 30,896	$ 668,742

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended January 31, 2006, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 19,501,304	$ 20,899,537
Growth Fund	$ 184,054,225	$ 198,876,521
Balanced Fund	$ 25,642,387	$ 37,508,605
Bond Fund	$ 1,376,138	$ 42,212,211
West Virginia Municipal Bond Fund	$ 16,556,053	$ 13,253,845

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 2006, 51.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 20.6% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Federal Tax Information (Unaudited)

For the year ended January 31, 2006, the Bond Fund and West Virginia Municipal Bond Fund designated $87,550 and $36,328, respectively as long-term capital gain dividends.

For the year ended January 31, 2006, 98.8% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended January 31, 2006, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage

Growth Fund	100%
Balanced Fund	77.77%
Bond Fund	3.62%

For the fiscal year ended January 31, 2006, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage

Growth Fund	100%
Balanced Fund	87.20%
Bond Fund	3.62%

WESMARK FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
WESMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WesMark Funds (the "Trust") comprising WesMark Balanced Fund, WesMark Bond Fund, WesMark Growth Fund, WesMark Small Company Growth Fund and WesMark West Virginia Municipal Bond Fund, as of January 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financi al statement presentation. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WesMark Funds as of January 31, 2006, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 20, 2006

WESMARK FUNDS

BOARD OF TRUSTEES AND TRUST OFFICERS

January 31, 2006

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The WesMark Fund Complex consists of one Investment Company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

INTERESTED TRUSTEE

Name Birth Date Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions

Robert E. Kirkbride* Birth Date: August 23, 1939 132 S. Fourth Street, Marietta OH, 45750 CHAIRMAN and TRUSTEE Began serving: September 2004

Principal Occupations: Director, WesBanco, Inc.; Officer, Christy & Associates (real estate development and investment management); Director, The Mountain Company (holding company); Director, The Laurel Management Group (holding company); Director and Officer, Thunder Corporation (oil and gas production); Director and Officer, Databridge Corporation (computer sales and service).

* Robert E. Kirkbride is an interested person due to the Director position he holds with WesBanco, Inc. The Funds' investment adviser, WesBanco Investment Department is a division of WesBanco Bank, Inc., a wholly owned subsidiary of WesBanco, Inc.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions

Lawrence E. Bandi Birth Date: June 23, 1954 2 Halstead Avenue Wheeling WV, 26003 TRUSTEE Began serving: September 2004

Principal Occupations: Dean of Business and Financial Affairs, West Virginia Northern Community College; Vice Chairman, Ohio County Economic Development Authority; Audit Committee Chairman, Ohio Valley Industrial Business Development Corporation; Chairman Elect, Special Wish Foundation, Upper Ohio Valley United Way; Director, Wheeling Hospital; Chairman, Wheeling Civic Center Taskforce.

Previous Positions: President and Chief Executive Officer, Valley National Gases, Inc.;

INDEPENDENT TRUSTEES BACKGROUND--Continued

Name Birth Date Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions

Robert P. Kanters Birth Date: February 23, 1940 13 Laurelwood Estates Wheeling WV, 26003 Began serving: September 2004

Principal Occupations: Senior Vice President, Smith Barney (Global Financial Services).

Previous Positions: Director of Regional Research, Legg Mason Wood Walker, Inc. - Pittsburgh; Director, St. Francis Medical Center.

Mark E. Kaplan Birth Date: November 24, 1961 104 Alyson Drive McMurray PA, 15317 Began serving: September 2004

Principal Occupation: Senior Vice President and Chief Financial Officer, Duquesne Light.

Other Directorships Held: Board Member, Main Stay Life Services.

Previous Positions: President, Chief Financial Officer and Director, Weirton Steel Corporation; Senior Audit Manager, Arthur Anderson LLP; Corporate Controller, Black Box Corporation (network services).

TRUST OFFICERS

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)

Charles L. Davis Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222 Birth Date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: November 2003

Principal Occupations: Vice President, Director of Mutual Fund Services and Strategic Relationship Management, Federated Services Company; Vice President, Edgewood Services.

Previous Positions: President, Federated Clearing Services; Director, Business Development, Mutual Fund Services, Federated Services Company.

Jerome B. Schmitt Birth Date: August 19, 1949 1 Bank Plaza Wheeling WV 26003 PRESIDENT Began serving: September 2004	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Executive Vice President, WesBanco, Inc.; Executive Vice President, WesBanco Trust and Investment Services.

Deborah Ferdon Birth Date: January 15, 1953 1 Bank Plaza Wheeling WV 26003 CHIEF COMPLIANCE OFFICER Began service September 2004

Principal Occupations: Chief Compliance Officer of the WesMark Funds and Webanco Investment Department; Vice President and Compliance Officer WesBanco Trust and Investment Services.

Previous Positions: Concurrently Compliance Officer, Provident Riverfront Funds; Chief Compliance Officer, Provident Investment Advisers; and Chief Compliance Officer Provident Securities & Investments, 2001 to 2004. Senior Compliance Examiner, SunAmerica Securities, Inc.

TRUST OFFICERS*--Continued

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)

Richard N. Paddock Birth Date: October 25, 1963 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222 CHIEF FINANCIAL OFFICER and TREASURER Began serving: November 2004	Principal Occupation: Principal Financial Officer and Treasurer of the WesMark Funds; Vice President, Federated Administrative Services.

David B. Ellwood Birth Date: November 27, 1956 1 Bank Plaza Wheeling WV 26003 VICE PRESIDENT Began Serving: September 2004	Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Senior Vice President, WesBanco Trust and Investment Services.

George M. Polatas Birth Date: March 3, 1962 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222 VICE PRESIDENT Began serving: March 2005	Principal Occupations: Assistant Vice President Federated Services Company; Vice President and Assistant Treasurer of various funds distributed by Edgewood Services, Inc. (January 1997 to present).

Todd P. Zerega Birth Date: May 18, 1974 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222 SECRETARY Began serving: September 2004	Principal Occupations: Attorney, ReedSmith LLP Previous Positions: Associate Corporate Counsel, Federated Services Company from 2000 to 2002; Tax Specialist with KPMG LLP from 1999 to 2000.

WESMARK FUNDS

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the WesMark Funds ("Funds") Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund's relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board m embers are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and is guided by them in its review of the Funds' advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; a Fund's short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmar ks, as appropriate), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment p rogram, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of Wesbanco on a fund-by-fund basis, in the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships with in a family of funds that receive advisory and other services from the same organization. The Board therefore determined that the profitability analysis was of limited value. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that WesBanco's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund's advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. These filings are also available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Lawrence E. Bandi, Robert P. Kanters and Mark
E. Kaplan.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $113,800

                  Fiscal year ended 2005 - $96,300

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $253

                  Transfer Agent Service Auditors Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $0

            Fiscal year ended 2005 - $30,854

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Wesmark Funds

By          /S/ Richard N. Paddock
                Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        March 22, 2006

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date        March 22, 2006